Trade payables and other liabilities - Summary of Change in Carrying Value of the Warrants (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Beginning balance	$ 14	$ 54
Issuance of warrants as part of reverse recapitalization	0	0
Change in fair value	(8)	(40)
Ending balance	$ 6	$ 14